Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

November 16, 2007

Ms. Velma. T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS

001-07685

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Avery Dennison Corporation, HiMEDS Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2007. Tentative listing date – November 19, 2007.

Sincerely,

Paras Madho

Global Corporate Client Group
20 Broad Street, 17th Floor
New York, NY 10005
212-656-3000
212-656-5893 (Fax)

NYSE
New York Stock Exchange

FACSIMILE TRANSMITTAL SHEET

TO: Ms. Velma T. Smith	FROM: Ms. Bibi K. David
COMPANY: Securities & Exchange Commission	DATE: 11-16-07
FAX NUMBER: 202-777-1030	TOTAL NO. OF PAGES INCLUDING COVER: 2
PHONE NUMBER: 202-551-8203	SENDER'S PHONE NUMBER: (212) 656-2794
RE: Certification Letters	SENDER'S FAX NUMBER: (212) 656-5893

☐ URGENT ☐ FOR REVIEW ☐ PLEASE COMMENT ☐ PLEASE REPLY ☐ PLEASE RECYCLE

AVERY DENNISON CORPORATION
(HiMEDS UNITS)

END